Share-Based Payments (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Number of Options
Beginning balance (in shares)	45,351	59,091	59,091
Granted (in shares)	0	0	11,767
Exercised (in shares)			0
Forfeited and canceled (in shares)			(24,803)
Expired (in shares)			(704)
Ending balance (in shares)			45,351	59,091
Weighted average exercise price
Beginning balance (in dollars per share)	$ 238.40	$ 223.80	$ 223.80
Granted (in dollars per share)			6.60
Exercised (in dollars per share)			0.00
Forfeited and canceled (in dollars per share)			68.60
Expired (in dollars per share)			64.40
Ending balance (in dollars per share)			$ 238.40	$ 223.80
Exercisable (in shares)			41,982
Exercisable (in dollars per share)			$ 253.00
Weighted average remaining contractual life (years)
Beginning balance			8 years 6 months 12 days	8 years 11 months 18 days
Ending balance			8 years 6 months 12 days	8 years 11 months 18 days
Exercisable			8 years 6 months 12 days
Aggregate intrinsic value
Beginning balance	$ 0	$ 21	$ 21
Granted			0
Exercised			0
Forfeited and canceled			0
Ending balance			0	$ 21
Exercisable			$ 0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years		10 years
Total compensation	$ 12	$ 173	$ 147	$ 1,420
Unrecognized share-based compensation costs	$ 133		$ 157
Unrecognized share-based compensation costs, period for recognition	4 years		4 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years		4 years